Note 45 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Tables)	6 Months Ended
Jun. 30, 2020
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Table of Gains (losses) on derecognition of non financial assets and subsidiaries, Net
Gains (losses) on derecognition of non-financial assets and subsidiaries, net (Millions of Euros)
	June 2020	June 2019
Gains
Disposal of investments in non-consolidated subsidiaries	1	-
Disposal of tangible assets and other	4	13
Disposal of tangible assets and other	(1)	(6)
Total	4	8